Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 2,880	$ 4,859
Liabilities	(27,248)	(160,269)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	16,428	58,142
Liabilities	(22,274)	(38,701)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	2,739	4,117
Liabilities	(23,259)	(24,908)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	15,184	56,760
Liabilities	(20,967)	(37,242)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities		(130,579)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	141	742
Liabilities		(3,706)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	1,244	1,382
Liabilities	(1,307)	(1,459)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (3,989)	$ (1,076)